Revenues, Net - Schedule of Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade accounts receivable, net	$ 409	$ 2,585
Accounts Receivable Trade Net from Spot Charters [Member]
Trade accounts receivable, net	356	2,581
Accounts Receivable Trade Net from Time Charters [Member]
Trade accounts receivable, net	$ 53	$ 4